CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	San Diego Gas and Electric Company [Member]	Southern California Gas Company [Member]	Preferred stock [Member] Southern California Gas Company [Member]	Common Stock [Member]	Common Stock [Member] San Diego Gas and Electric Company [Member]	Common Stock [Member] Southern California Gas Company [Member]	Retained earnings [Member]	Retained earnings [Member] San Diego Gas and Electric Company [Member]	Retained earnings [Member] Southern California Gas Company [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated other comprehensive income (loss) [Member] San Diego Gas and Electric Company [Member]	Accumulated other comprehensive income (loss) [Member] Southern California Gas Company [Member]	Shareholders' equity [Member]	Shareholders' equity [Member] San Diego Gas and Electric Company [Member]	Non-controlling interests [Member]	Non-controlling interests [Member] San Diego Gas and Electric Company [Member]
Beginning Balance at Dec. 31, 2013	$ 11,850	$ 4,719	$ 2,549	$ 22	$ 2,409	$ 1,338	$ 866	$ 8,827	$ 3,299	$ 1,679	$ (228)	$ (9)	$ (18)	$ 11,008	$ 4,628	$ 842	$ 91
Net income	1,262	527	333					1,162	507	333				1,162	507	100	20
Comprehensive income (loss)	(290)	(1)									(269)	(3)		(269)	(3)	(21)	2
Share-based compensation expense	48				48									48
Preferred stock dividends declared			(1)							(1)
Common stock dividends declared	(649)	(200)	(100)					(649)	(200)	(100)				(649)	(200)
Preferred dividends of subsidiary	(1)							(1)						(1)
Issuances of common stock	97				97									97
Repurchases of common stock	(38)				(38)									(38)
Distributions to noncontrolling interests	(107)	(53)														(107)	(53)
Equity contributed by noncontrolling interests	1															1
Purchase of noncontrolling interest in subsidiary	(73)				(32)									(32)		(41)
Ending balance at Dec. 31, 2014	12,100	4,992	2,781	22	2,484	1,338	866	9,339	3,606	1,911	(497)	(12)	(18)	11,326	4,932	774	60
Net income	1,448	606	420					1,350	587	420				1,350	587	98	19
Comprehensive income (loss)	(334)	10	(1)								(309)	4	(1)	(309)	4	(25)	6
Share-based compensation expense	52				52									52
Preferred stock dividends declared			(1)							(1)
Common stock dividends declared	(694)	(300)	(50)					(694)	(300)	(50)				(694)	(300)
Preferred dividends of subsidiary	(1)							(1)						(1)
Issuances of common stock	107				107									107
Repurchases of common stock	(74)				(74)									(74)
Tax benefit related to share-based compensation	52				52									52
Distributions to noncontrolling interests	(80)	(32)														(80)	(32)
Equity contributed by noncontrolling interests	3															3
Ending balance at Dec. 31, 2015	12,579	5,276	3,149	22	2,621	1,338	866	9,994	3,893	2,280	(806)	(8)	(19)	11,809	5,223	770	53
Cumulative-effect adjustment from change in accounting principle	107	23	15					107	23	15				107	23
Net income	1,519	565	350					1,371	570	350				1,371	570	148	(5)
Comprehensive income (loss)	52	10	(3)								38		(3)	38		14	10
Share-based compensation expense	52				52									52
Preferred stock dividends declared			(1)							(1)
Common stock dividends declared	(754)	(175)						(754)	(175)					(754)	(175)
Preferred dividends of subsidiary	(1)							(1)						(1)
Issuances of common stock	104				104									104
Repurchases of common stock	(56)				(56)									(56)
Sale of noncontrolling interests, net of offering costs	1,701				261						20			281		1,420
Distributions to noncontrolling interests	(65)	(23)														(65)	(23)
Equity contributed by noncontrolling interests	3	2														3	2
Ending balance at Dec. 31, 2016	$ 15,241	$ 5,678	$ 3,510	$ 22	$ 2,982	$ 1,338	$ 866	$ 10,717	$ 4,311	$ 2,644	$ (748)	$ (8)	$ (22)	$ 12,951	$ 5,641	$ 2,290	$ 37